Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Deferred tax assets:
Accrued expenses	$ 56,652	$ 56,704
Warranty accrual	35,601	25,943
Deferred compensation	15,751	14,839
Allowance for doubtful accounts	9,112	8,141
Inventories	14,057	11,253
Deferred revenue	12,460	14,795
Pension and post-retirement benefits	73,026	45,601
Tax credits	33,393	34,350
Net operating loss carryforwards	68,883	74,472
Capital loss carryforwards	0	2,295
State deferred taxes	17,393	13,489
Other	3,557	0
Deferred Tax Assets, Gross	339,885	301,882
Valuation allowance	(87,959)	(87,773)	$ (39,130)
Net deferred tax assets	251,926	214,109
Deferred tax liabilities
Property, plant and equipment	18,316	15,494
Goodwill and intangible assets	17,508	17,601
Partnership interest	13,105	13,170
Undistributed earnings	14,346	27,766	$ 42,838
Other	0	1,130
Net deferred tax liabilities	63,275	75,161
Net deferred tax asset	$ 188,651	$ 138,948